Financial Instruments and Financial Risk Management - Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities	$ 26,029	$ 8,321
Put and call option liabilities	169,218	836,609
Total non-current	298,244	13,367
Liquidity Risk | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Trade and other payables	377,401	365,146
Put and call option liabilities	26,029	8,321
Put and call option liabilities	26,029	8,321
Current borrowings	4,000	0
Total current	407,430	373,467
Liquidity Risk | Later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities	169,218	836,609
Secured borrowings	892,700	515,804
Total non-current	$ 1,061,918	$ 1,352,413